Exploration Expenses (Tables)	12 Months Ended
Nov. 30, 2022
Exploration Expenses
Schedule of Exploration Expenses

The following table presents costs incurred for exploration activities for the years ended November 30, 2022, 2021 and 2020:

	For the year ended November 30,
	2022	2021	2020
Consulting fees	$256,275	$106,029	$18,842
Land & camp maintenance	254,910	452,282	332,705
Transportation & travel	29,887	7,502	6,081
Other	2,250	—	—
Total	$543,322	$565,813	$357,628